EMPLOYEE BENEFIT PLANS - Economic actuarial assumptions and biometric data (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Retirement age	65 years	65 years
Percentage of retirees who are married	90.00%	90.00%
Defined benefit plan
EMPLOYEE BENEFIT PLANS
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100.00%	100.00%
Defined benefit plan | Discount rate
EMPLOYEE BENEFIT PLANS
Discount rate	8.92%	7.16%
Defined benefit plan | Medical cost growth rate
EMPLOYEE BENEFIT PLANS
Medical cost growth rate above basic inflation	3.25%	3.25%
Defined benefit plan | Nominal inflation
EMPLOYEE BENEFIT PLANS
Nominal inflation	3.25%	3.25%
Defined benefit plan | Ages: 0 to 24 years
EMPLOYEE BENEFIT PLANS
Aging factor	1.50%	1.50%
Defined benefit plan | Ages: 25 to 54 years
EMPLOYEE BENEFIT PLANS
Aging factor	2.50%	2.50%
Defined benefit plan | Ages: 55 to 79 years
EMPLOYEE BENEFIT PLANS
Aging factor	4.50%	4.50%
Defined benefit plan | Ages: Above 80 years
EMPLOYEE BENEFIT PLANS
Aging factor	2.50%	2.50%
Defined benefit plan | Mortality
EMPLOYEE BENEFIT PLANS
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Turnover	1.00%	1.00%